Document and Entity Information	Nov. 28, 2018
Document and Entity Information:
Registrant Name	Delaware Group Foundation Funds
Document Type	497
Document Period End Date	Mar. 31, 2018
AmendmentFlag	false
EntityCentralIndexKey	0001048133
DocumentEffectiveDate	Nov. 28, 2018
DocumentCreationDate	Nov. 28, 2018
Entity Inv Company Type	N-1A
Delaware Foundation Moderate Allocation Fund | Classs A
Document and Entity Information:
Trading Symbol	DFBAX
Delaware Foundation Moderate Allocation Fund | Class C
Document and Entity Information:
Trading Symbol	DFBCX
Delaware Foundation Moderate Allocation Fund | Class R
Document and Entity Information:
Trading Symbol	DFBRX
Delaware Foundation Moderate Allocation Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DFFIX